SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX	BEIJING BOSTON BRUSSELS CENTURY CITY CHICAGO DALLAS GENEVA	HONG KONG HOUSTON LONDON LOS ANGELES MUNICH NEW YORK PALO ALTO	SAN FRANCISCO SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

FOUNDED 1866

August 26, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Division of Investment Management

Re:	Amendment No. 19 to the Registration Statement on Form N-1A of Master Institutional Money Market LLC (the “Master LLC”) relating to Master Premier Government Institutional Portfolio and Master Treasury Strategies Institutional Portfolio (the “Portfolios”)

Ladies and Gentlemen:

The Master LLC, on behalf of the Portfolios, hereby files via EDGAR one electronically signed copy of Amendment No. 19 under the Investment Company Act of 1940, as amended (the “1940 Act”), to its registration statement on Form N-1A (the “Amendment”). It is proposed that the Amendment become effective on August 26, 2016.

The Amendment is being filed to make certain non-material changes which the Master LLC deemed appropriate.

Please do not hesitate to contact me at (212) 839-5511 if you require additional information regarding the Master LLC’s registration statement.

Respectfully submitted,

/s/ Douglas McCormack
Douglas McCormack

cc:	Benjamin Archibald
John A. MacKinnon

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.